Property, plant and equipment (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Impairment on mill equipment	$ 7,441,293